TAXATION - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net, Classification
Long-term deferred tax asset	$ 5,086	$ 10,393
Net deferred tax liability	(3,210)	0
Indonesia | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Short-term deferred tax asset	5,086	0
Long-term deferred tax asset	0	10,393
Deferred tax asset	5,086	10,393	$ 9,524	$ 0
Jordan | Foreign Tax Authority
Deferred Tax Assets, Net, Classification
Long-term deferred tax asset	534	956
Long-term deferred tax liability	(3,744)	(2,102)
Net deferred tax liability	$ (3,210)	$ (1,146)	$ 0	$ 0